Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001696729
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PFM Multi-Manager Fixed-Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fixed-Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fixed-Income Fund's performance. During the period from December 29, 2017 (commencement of operations) through September 30, 2018, the Fixed-Income Fund's portfolio turnover rate was 218% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	218.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Advisor Class and Class R are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Fixed-Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fixed-Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed-Income Fund's operating expenses remain the same, and reflect the contractual expense limitation arrangement in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fixed-Income Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fixed-Income Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds and other fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities. These may include:

•      Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

•      Obligations of state, local and foreign governments;

•      Obligations of domestic and foreign banks, corporations and other institutions;

•      Mortgage- and other asset-backed securities, including collateralized loan obligations (“CLOs”); and

•      Stripped securities evidencing ownership of future interest or principal payments on debt obligations.

The Fixed-Income Fund primarily invests in investment grade debt obligations or those of comparable quality as determined by the Fixed-Income Fund's investment sub-advisers, but may invest up to 40% of its net assets in obligations that are rated below-investment grade (which may include, among other investments, securities commonly referred to as “junk bonds”). A security is considered investment grade if, at the time of purchase, it is rated BBB- or higher by Standard & Poor's Financial Services LLC or Fitch Ratings, Baa3 or higher by Moody's Investors Service, or BBB (low) or higher by DBRS. A security is considered non-investment grade if it does not meet the criteria listed above.

The Fixed-Income Fund may invest up to 25% of its net assets in securities of issuers located in emerging markets. The Fund may also invest in distressed securities.

The Fixed-Income Fund expects to maintain an average duration, under normal circumstances, of not more than eight years. Duration is a measure of price sensitivity of a fixed income investment or portfolio (expressed as % change in price) to a 1 percentage point (i.e., 100 basis points) change in interest rates, accounting for optionality in bonds such as prepayment risk and call/put features. A longer duration means an increased likelihood of interest rate sensitivity. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%.

The Fixed-Income Fund will utilize a “multi-manager” approach whereby the Adviser allocates the Fixed-Income Fund's assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Fixed-Income Fund's assets to which the sub-adviser has been allocated. Each sub-adviser will manage its portion of the Fixed-Income Fund's assets in a manner consistent with the Fixed-Income Fund's investment objective, strategies and restrictions. The Adviser has overall responsibility for the Fixed-Income Fund's investments, and for selecting and overseeing the Fixed-Income Fund's sub-advisers. Not all of the sub-advisers listed for the Fixed-Income Fund may be actively managing assets for the Fixed-Income Fund at all times, particularly in the initial stages of the Fixed-Income Fund. The Adviser also has discretion to manage directly all or a portion of the Fixed-Income Fund. The principal investment strategies that will be employed by the Fixed-Income Fund include the following:

•      Core Fixed-Income. The core fixed-income strategies invest in a broad range of investment-grade bonds and fixed-income securities, including U.S. government securities, corporate bonds, taxable municipal securities, and mortgage-backed or other asset-backed securities. The strategy may also invest in a limited amount of non-investment grade securities. The core fixed-income strategy seeks to invest primarily in securities the sub-adviser(s) considers undervalued. The core fixed-income strategies are constructed through using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate between 30% and 75% of its assets in core fixed-income strategies.

•      Investment Grade Credit. The investment grade credit strategies invest in U.S. and, to a limited extent, non-U.S. investment grade bonds and securities of U.S. and non-U.S. corporations and other institutions. The investment grade credit strategies are constructed using a bottom-up investment approach. The sub-adviser(s) may from time to time invest up to 5% of the assets allocated to the strategy in high yield securities. The investment grade credit strategies are constructed using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate up to 30% of its assets to investment grade credit strategies.

•      High Yield. The high yield strategies invest in U.S. and non-U.S. fixed income instruments rated below investment grade. The high yield strategies are constructed using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate up to 30% of its assets to high yield strategies.

•      Structured Fixed-Income. The structured fixed-income strategies invest in high quality structured fixed-income securities, with a particular focus on asset-backed securities backed by assets other than real estate (also known as non-traditional asset-backed securities). The structured fixed-income strategy may also invest a limited amount in commercial mortgage-backed securities, agency-backed securities, and corporate and municipal debt instruments that are secured by tangible asset collateral or revenue streams. The structured fixed-income strategies are constructed using either a bottom-up investment approach or a quantitative framework to assess valuation and long-term return potential. The Fixed-Income Fund expects to allocate up to 30% of its assets to structured fixed-income strategies.

•      Index Replication. The index replication strategies involve investing in bonds in approximately the same proportion as they are represented in certain indices, e.g., the Bloomberg Barclays US Aggregate Bond Index. The Fixed-Income Fund's index replication strategies use a replication approach. In cases where it is not possible or practicable to purchase all of the securities comprising the Index, or to hold them in the same weightings as they represent in an index, the Fixed-Income Fund's index replication strategies may employ a sampling whereby the Fixed-Income Fund would hold a significant number of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. From time to time, the Adviser may direct the sub-adviser(s) responsible for the index replication strategy, or the Adviser itself may seek, to overweight or under-weight certain segments of the fixed income market and deviate from fully tracking the index in an attempt to outperform the Index.  The Adviser or sub-adviser may utilize securities, derivatives, or a combination in seeking to implement such a strategy.  The Adviser may over-weight or under-weight certain segments of the market based on the Adviser's analysis on the economy, capital markets, valuation, and trends related to the foregoing. The Fixed-Income Fund expects to allocate between 0% and 60% of its assets to index replication strategies.

When determining the allocations and reallocations to a sub-adviser, the Adviser employs a strategic and tactical management approach, and will consider a variety of factors, including but not limited to the sub-adviser's investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fixed-Income Fund.

The Fixed-Income Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts. The Fixed-Income Fund can use uninvested cash to purchase futures contracts to gain exposure to equity markets. The Fixed-Income Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fixed-Income Fund may sell futures contracts to facilitate implementation of the overall investment approach, such as to help manage duration positioning and yield curve exposure. The Fixed-Income Fund may also purchase or sell securities on a forward commitment basis. Forward commitments also include “to be announced” (“TBA”) securities.

The Fixed-Income Fund may seek to implement its investment strategy through investments in exchange-traded funds (“ETFs”) and other registered investment companies instead of direct investments. The Fixed-Income Fund may invest up to 20% of its assets in derivatives, ETFs, and other registered investment companies.

Certain of the Fixed-Income Fund's sub-advisers may select investments in fixed-income securities issued by corporate entities or certain foreign governments using environmental, social, and governance (“ESG”) criteria (each an “ESG Strategy”). All such corporate or foreign government issuers must meet or exceed minimum ESG performance standards to be eligible for investment under an ESG Strategy.

The Fixed-Income Fund's investment sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fixed-Income Fund, and the Fixed-Income Fund's performance could trail that of other investments. The Fixed-Income Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. The Fixed-Income Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the Fixed-Income Fund's net asset value (“NAV”), yield, total return and ability to meet its investment objective.

CLO Risk is the risk that collateralized loan obligations (CLOs) are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fixed-Income Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.

Derivative Investment Risk is the risk that the use of derivative investments will result in the Fixed-Income Fund sustaining a loss. The value of a derivative instrument depends largely on the value of the underlying reference asset. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that a counterparty to a derivative contract will be unable or unwilling to meet its financial obligations. Derivatives involve costs and can create leverage in the Fixed-Income Fund's portfolio, which may result in significant volatility and cause the Fixed-Income Fund to lose more than the amount it invested or the anticipated value of the underlying asset. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fixed-Income Fund, potentially resulting in losses to Fixed-Income Fund shareholders. Derivatives may be less liquid than more traditional investments and the Fixed-Income Fund may be unable to sell or close out its derivative positions at a desirable time or price. Derivatives also may be harder to value, less tax efficient and subject to changing government regulation that could impact the Fixed-Income Fund's ability to use certain derivatives or increase their cost. Derivative strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure may not provide the expected benefits, particularly during adverse market conditions. When the Fixed-Income Fund uses derivatives, it likely will be required to provide margin and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements, which could limit the Fixed-Income Fund's ability to pursue other opportunities as they arise, or require the Fixed-Income Fund to liquidate portfolio securities in order to satisfy margin requirements. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk.

Defaulted/Distressed Securities Risk is the risk that a distressed securities may not produce income while they are outstanding and may require the Fixed-Income Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk is the risk that in addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

ESG Strategy Risk is the risk that because the Fixed-Income Fund's sub-advisers may use ESG criteria that exclude securities of certain issuers from the universe of potential investments for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Fixed-Income Securities Risk is the risk that the values of debt securities may increase or decrease, and includes counterparty risk, interest rate, debt extension, prepayment, liquidity, and credit (or default) risks. Counterparty risk is that the issuer or guarantor of a fixed-income security may be unwilling or unable to make timely payments of interest or principal or otherwise honor its obligations. Interest rate risk is that during periods of rising interest rates, the Fixed-Income Fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fixed-Income Fund's yield (and the market value of its securities) will tend to be higher. During periods of falling interest rates, the income received by the Fixed-Income Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. The risks associated with increasing interest rates are heightened as interest rates rise from historic lows. A low interest rate environment poses additional risks to the Fixed-Income Fund's performance. Debt extension risk is that to the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply and the Fixed-Income Fund will suffer from the inability to invest in higher yielding securities. Prepayment risk is that if the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Liquidity risk is that an economic downturn or period of rising interest rates could adversely affect the markets for fixed-income securities and reduce the Fixed-Income Fund's ability to sell them. Credit (or default) risk is the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fixed-Income Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fixed-Income Fund could have a similar effect.

Foreign Currency Risk is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fixed-Income Fund's investments and its returns. Because the Fixed-Income Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fixed-Income Fund's holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fixed-Income Fund invests, causing an adverse impact on the Fund's investments in the affected region.

Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fixed-Income Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fixed-Income Fund's investments to decline.

Forward Commitment, When-Issued, and Delayed Delivery Risk is the risk that such transactions subject the Fixed-Income Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fixed-Income Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fixed-Income Fund because the Fixed-Income Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fixed-Income Fund's overall investment exposure and, as a result, its volatility.

High-Yield Risk is the risk that the Fixed-Income Fund's non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fixed-Income Fund's return and net asset value. High yield securities are considered highly speculative and are subject to the increased risk of an issuer's inability to make principal and interest payments.

Illiquid Investments Risk is the risk that because illiquid investments may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. Investments acquired by the Fixed-Income Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

Indexing Risk is the risk that because a portion of the Fixed-Income Fund follows an index replication strategy, the adverse performance of a particular security necessarily will not result in the elimination of the security from the International Equity Fund's portfolio. Ordinarily, a sub-adviser using an index replication strategy will not sell the Fixed-Income Fund's portfolio securities except to reflect additions or deletions of the securities that comprise the index, or as may be necessary to raise cash to pay Fixed-Income Fund shareholders who sell Fund shares. As such, the Fixed-Income Fund will be negatively affected by declines in the securities represented by the index. Also, there is no guarantee that a sub-adviser using an index replication strategy will be able to match the Fixed-Income Fund's performance to that of the index. A sub-adviser may not be able to match the performance of the index it is seeking to replicate for a variety of reasons, such as expenses that the Fund has that the Index does not have. The Fixed-Income Fund's assets are also subject to management risk, further described below.

Investment Company Risk is the risk that shareholders in the Fixed-Income Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fixed-Income Fund's direct fees and expenses, which may involve duplication of management fees and certain other expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fixed-Income Fund. In addition, investments in other investment companies are subject to the risks associated with the underlying assets held by the investment companies, and investments in ETFs are subject to the following additional risks: (1) an ETF's shares may trade above or below its net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) trading an ETF's shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.

Liquidity Risk is the risk that the Fixed-Income Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Liquidity risk may be caused by unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing the Fund's ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fixed-Income Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the Fixed-Income Fund's performance.

Management Risk is the risk that a strategy used by the Fixed-Income Fund's sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the sub-advisers may cause unintended results.

Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of the Fixed-Income Fund's NAV to decline, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Mortgage- and Asset-Backed Securities Risk includes various risks, including prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fixed-Income Fund reinvesting these early payments at lower interest rates, thereby reducing the Fixed-Income Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund's share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fixed-Income Fund.

Multi-Manager Risk is the risk that the sub-advisers' investment styles will not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the Fixed-Income Fund. The Fixed-Income Fund's performance depends on the skill of the Adviser in selecting, overseeing, and allocating the Fixed-Income Fund's assets to the sub-advisers. The Fixed-Income Fund's value could decline as a result of less than optimal or poor asset allocation decisions. Moreover, the Fixed-Income Fund's multi-manager approach may result in the Fixed-Income Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fixed-Income Fund's performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fixed-Income Fund.

Municipal Securities Risk generally depends on the financial and credit status of a municipal issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer's regional economic conditions may affect the municipal security's value, interest payments, repayment of principal and the Fixed-Income Fund's ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security's value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Portfolio Turnover Risk is the risk that high portfolio turnover may lead to increased Fixed-Income Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Sovereign Debt Risk refers to the risk that investments in sovereign debt securities (or foreign government debt securities) involves certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

TBA Transactions Risk is the risk of loss if the securities received are less favorable than what was anticipated by the Fixed-Income Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.

U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored entities if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fixed-Income Fund may not be backed by the full faith and credit of the U.S. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Valuation Risk is the risk that the sale price the Fixed-Income Fund could receive for a portfolio security may differ from the Fixed-Income Fund's valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fixed-Income Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fixed-Income Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose all or part of your investment in the Fixed-Income Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fixed-Income Fund. The bar chart below shows the annual total returns of the Fixed-Income Fund's Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the Fixed-Income Fund's Institutional Class performance compares to that of a broad-based securities market index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. Past performance, before and after taxes, is not necessarily an indication of how the Fixed-Income Fund will perform in the future. Updated performance information for the Fixed-Income Fund is available toll free by calling 1-833-PFM-MMST (1-883-736-6678) or by visiting our website at www.pfm.com/multiassetfunds.

Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares. Advisor Class and Class R shares would have substantially similar annual returns to Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the annual total returns of the Fixed-Income Fund's Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the Fixed-Income Fund's Institutional Class performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-883-736-6678
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.pfm.com/multiassetfunds.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fixed-Income Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Fixed-Income Fund - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	0.66%	2Q/2018
Lowest Return	0.00%	1Q/2018

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table [Heading]	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 952
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 952
Annual Return 2018	rr_AnnualReturn2018	1.31%	[3]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
PFM Multi-Manager Fixed-Income Fund (Prospectus Summary) | PFM Multi-Manager Fixed-Income Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 952

[1]	"Other Expenses" for Advisor Class and Class R are based on estimated amounts for the current fiscal year.
[2]	PFM Asset Management LLC ("PFM" or the "Adviser") has contractually agreed to limit the amount of the Fixed-Income Fund's total annual fund operating expenses, exclusive of Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger; liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses, to 0.55% of the Fixed-Income Fund's average daily net assets through January 28, 2020. The expense limitation agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fixed-Income Fund, upon sixty (60) days' written notice to the Adviser. The expense limitation agreement may not be terminated during its term by the Adviser without the consent of the Board of Trustees of the Trust. The Adviser will be permitted to recoup fees waived or expenses paid pursuant to the expense limitation agreement to the extent that the Fixed-Income Fund's expenses in later periods fall below the amounts set forth above, so long as the recoupment is within three years from the date on which the fees were waived or expenses paid. The total amount of reimbursement to which the Adviser may be entitled shall not exceed an amount that would cause a share class to exceed its expense cap in place at the time the advisory fees were waived or expenses were incurred, or the expense cap currently in place, whichever is less.
[3]	The Fixed-Income Fund commenced operations on December 29, 2017. Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation.